Bank Loans and Notes Payables - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Fixed interest rate		5.46%				5.46%
Repayment of bonds				$ 500
Increase in interest rate on the bonds	2500.00%
Mexico
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan			$ 15,650		$ 9,400
Uruguay Colombia and Argentina
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan			$ 1,184		$ 1,670
Top of Range
Disclosure of detailed information about borrowings [line items]
Fixed interest rate			6.04%		8.39%
Bottom of Range
Disclosure of detailed information about borrowings [line items]
Fixed interest rate					7.91%
Argentine peso
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 461	$ 711
Uruguayan peso
Disclosure of detailed information about borrowings [line items]
Notional amount		1,114	$ 759
5.46% Debt Bonds Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 7,500
Maturity date		2023
TIIE + 0.25% Debt Bonds Maturing on 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,500
Maturity date		2022
Floating interest rate		0.25%				0.25%
7.87% Senior Notes, Maturity Date on Nov. 26, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 8,500
Maturity date		2027
Fixed interest rate		7.87%				7.87%
TIIE + 0.08% Debt Bonds Maturing on 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,727
Floating interest rate		0.08%				0.08%
7.35% Debt Bonds Maturing in 2028
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 3,000
Maturity date		2028
Fixed interest rate		7.35%				7.35%
7.36% Debt Bonds Maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 6,965
Maturity date		2028
Fixed interest rate		7.36%				7.36%
TIIE + 0.05% Debt Bonds Maturing on 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 2,435
Maturity date		2026
Floating interest rate		0.05%				0.05%
2.75 Senior Notes, Maturity Date on January 22, 2030
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 1,250
Fixed interest rate		2.75%				2.75%
1.85% Senior Notes, Maturity Date on September 1, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 705
Fixed interest rate		1.85%				1.85%
5.25% Senior Notes, Maturity Date on Nov. 26, 2043
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 600
Maturity date		November 26, 2043
Fixed interest rate		5.25%				5.25%
Sustainability-Linked Bond (SLB)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 9,400
Sustainability-Linked Bond (SLB) | Top of Range
Disclosure of detailed information about borrowings [line items]
Maturity date	2026
Sustainability-Linked Bond (SLB) | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Maturity date	2025